BALANCE SHEET COMPONENTS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative translation adjustment	$ (19,450)	$ (21,695)
Unrecognized gain on long-term pension liability adjustment	4,513	5,105
Net unrealized loss on derivative instruments	(1,441)	(5,518)
Accumulated other comprehensive loss	$ (16,378)	$ (22,108)